SHARE-BASED COMPENSATION PLANS (Summary of RSU Activity Under 2007 Incentive Plan) (Details) - Restricted Stock Units (RSUs) [Member] - Incentive Plan 2007 [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number shares
Unvested at beginning of period | shares	52,065
Granted | shares	29,358
Vested | shares	(32,970)
Forfeited | shares	(7,565)
Unvested at end of period | shares	40,888
Weighted Average Grant-Date Fair Value
Unvested at beginning of year | $ / shares	$ 18.19
Granted | $ / shares	17.62
Vested | $ / shares	11.8
Forfeited | $ / shares	18.03
Unvested at end of year | $ / shares	$ 18.57